Total
PF International Value Fund
PF International Value Fund
Investment Goal

This Fund seeks long-term capital appreciation primarily through investment in equity securities of corporations domiciled in countries with developed economies and markets other than the U.S. Current income from dividends and interest will not be an important consideration.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. If these fees were included, the fees and expenses shown would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PF International Value Fund CLASS P
Management Fee	0.65%
Other Expenses	0.49%
Total Annual Fund Operating Expenses	1.14%
Less Expense Reimbursement	(0.34%)	[1]
Total Annual Fund Operating Expenses after Expense Reimbursement	0.80%
[1]	The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.15% through 7/31/2023. This agreement will automatically renew for successive one-year terms unless the investment adviser provides written notice of the termination of the agreement at least 10 days prior to the beginning of the next one-year term. Prior to the renewal period, the investment adviser may not terminate this agreement without the approval of the Board of Trustees. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment combined with certain “Other Expenses” would be limited to the lesser of: (i) the expense cap at the time of the reimbursement or (ii) the Fund’s then-current expense cap.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the expense reimbursement (expense limitation) which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example		3 years	5 years	10 years
PF International Value Fund | CLASS P | USD ($)	82	329	595	1,356

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example No Redemption	1 year	3 years	5 years	10 years
PF International Value Fund | CLASS P | USD ($)	82	329	595	1,356

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended March 31, 2022, the portfolio turnover rate was 33% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

This Fund invests primarily in a diversified portfolio of equity securities of large foreign companies that the sub-adviser believes to be undervalued. The sub-adviser uses a “contrarian value” approach to selecting securities, applying fundamental analysis to identify securities that it believes are undervalued by the market. The Fund may also invest in mid-capitalization companies. The market capitalizations of the portfolio holdings are generally those in the range of companies represented in the MSCI Europe, Australasia and Far East (“EAFE”) Index. As of March 31, 2022, the market capitalization range of the MSCI EAFE Index was approximately $2.8 billion to $363.6 billion. As of March 31, 2022, the weighted average market capitalization of the Fund was approximately $38.4 billion.

Equity securities in which the Fund principally invests are common stocks. The Fund may invest in American Depositary Receipts (“ADRs”). Fund holdings may be U.S. dollar or foreign currency denominated.

The Fund may invest a high percentage of its assets in securities of issuers in a single country, such as Japan, a small number of countries, or a particular geographic region. However, under normal market conditions, the Fund generally expects to invest in a number of different foreign countries.

The Fund may invest up to 25% of its assets in issuers that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.

The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector. As of March 31, 2022, a significant portion of the Fund is represented by securities of companies in the Financial sector. The components of the Fund are likely to change over time.

The sub-adviser may sell a holding when it appreciates to a stated target, when there has been a change in the long-term investment outlook, or when other opportunities appear more attractive.

Principal Risks

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.

While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:

● Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably.

● Foreign Markets Risk: Exposure to a foreign market through investments in foreign issuers (companies or other entities) can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions of that market.

These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region. Depositary receipts are also subject to these risks.

● Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

● Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.

● Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

● Japan Risk: Because the Fund has principal exposure to investments (both directly and indirectly) involving Japan, the Fund may be impacted by social, economic and political conditions impacting Japan, including governmental policies, currency fluctuations, international relationships, public health risks, natural disasters and other risks.

● Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments denominated in or with exposure to that foreign currency.

● Financial Sector Risk: The operations and businesses of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

● Emerging Markets Risk: Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, lower credit quality, a higher degree of political and economic instability, the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls. Depositary receipts are also subject to these risks.

● Geographic Focus Risk: If the Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Fund’s performance. As a result, the Fund’s performance may be more volatile than the performance of more geographically diversified funds.

● Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.

● Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

Performance

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index.

Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Wellington Management Company LLP began managing the Fund on May 1, 2017 and some investment policies changed at that time. Other firms managed the Fund before that date.

Calendar Year Total Returns (%)1

[1]Class P return for the period 1/1/22 through 6/30/22: (9.29%)
Best and worst quarterly performance reflected within the bar chart: Q4 2020: 21.39%; Q1 2020: (35.10%)
Average Annual Total Returns (For the periods ended December 31, 2021)
Average Annual Returns - PF International Value Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
CLASS P	20.39%	6.33%	5.80%	Sep. 28, 2001
After Taxes on Distributions | CLASS P	19.66%	4.45%	4.55%
After Taxes on Distributions and Sale of Fund Shares | CLASS P	12.60%	4.53%	4.40%
MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)	11.26%	9.55%	8.03%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes, and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.